Income from discontinued operations, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from Discontinued Operations, Net
Income from discontinued operations, net	$ 56,222,185	$ 6,585,900	$ 6,092,662
Discontinued operations in connection with the TelevisaUnivision Transaction
Income from Discontinued Operations, Net
Net income from discontinued operations	156,655	8,529,547	6,092,662
Gain (loss) on disposition of discontinued operations, net	56,065,530	(1,943,647)
Income from discontinued operations, net	$ 56,222,185	$ 6,585,900	$ 6,092,662